S000070976 [Member] Annual Fund Operating Expenses - iShares Intermediate Muni Income Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
iShares Intermediate Muni Income Active ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[2],[3]
Expenses (as a percentage of Assets)	0.41%	[3]
Fee Waiver or Reimbursement	(0.11%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.30%	[1],[2]

[1]	As described in the Management section of the Fund’s prospectus beginning on page 11, BFA has contractually agreed to waive 0.10% of its management fee payable, through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	As described in the Management section of the Fund’s prospectus beginning on page 11, BFA has contractually agreed to waive a portion of its management fees in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) advised by BFA or its affiliates through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]
Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses and the restatement of Other Expenses to reflect current fees, which are not included in the ratio of expenses to average net assets given in the Fund’s most recent financial statements.